INCOME TAXES - TAX EFFECTS OF TEMPORARY DIFFERENCES (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Deferred tax assets, current portion:
Deferred revenue			$ 92	¥ 646	¥ 111
Provision for doubtful debts			1,224	8,495	14,400
Tax loss carry forward			38	263	96
Accrued expenses			399	2,767	2,227
Government subsidies			339	2,354	1,383
Others			169	1,173
Less: Valuation allowance			25	171	13,166
Current deferred tax assets			2,236	15,527	5,101
Deferred tax assets, non-current portion:
Deferred revenue			226	1,566
Intangible assets and accrued expense			945	6,560	4,586
Foreign tax credit					1,222
Equity investment (gain) loss			1,545	10,725	(908)
Contingency consideration			112	777	1,434
Tax loss carry forward			12,217	84,824	27,517
Share-based compensation			1,614	11,206
Others			52	368	458
Less: Valuation allowance			5,936	41,217	21,466
Non-current deferred tax assets			10,775	74,809	12,843
Deferred tax liabilities, current portion:
Long-lived assets arising from acquisitions					414
Total deferred tax liabilities current	[1]				414
Deferred tax liabilities, non-current portion:
Long-lived assets arising from acquisitions			7,803	54,176	37,897
Outside basis difference on investment in VIEs			8,391	58,262	61,109
Total deferred tax liabilities non-current			16,194	112,438	99,006
Components of the deferred tax assets and liabilities
Total deferred tax assets before valuation allowances			18,972	131,724	52,576
Valuation allowances			5,961	41,388	34,632
Undistributed earnings			94,255	654,425	588,704
Tax withheld provision		¥ 0
Tax withheld rate		10.00%
Reduced withholding tax rate		5.00%
Net operating losses carryforwards			46,142	320,369
Minimum
Components of the deferred tax assets and liabilities
Unrecognized deferred income tax liabilities			4,713	32,721	29,294
Maximum
Components of the deferred tax assets and liabilities
Unrecognized deferred income tax liabilities			$ 9,426	¥ 65,442	¥ 58,589

[1]	Kingsoft Japan Inc. (“Kingsoft Japan”) became a subsidiary of the Company on January 29, 2016, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. (Note 3)